                                   MassMutual
                                 PARTICIPATION
                                    INVESTORS


                [LOGO OF PARTICIPATION INVESTORS APPEARS HERE]


                               REPORT for the NINE
                              MONTHS ENDED 9/30/98

MassMutual Participation Investors
    1295 State Street
    Springfield, Massachusetts 01111
    (413) 744-8480

[LOGO OF MPV APPEARS HERE]

[LOGO OF PARTICIPATION INVESTORS APPEARS HERE]

Adviser
    Massachusetts Mutual
    Life Insurance Company

Auditor
    PricewaterhouseCoopers LLP
    Springfield, Massachusetts 01101

Custodian
    The Chase Manhattan Bank, N.A.

Transfer Agent & Registrar
    Shareholder Financial Services, Inc.
    P.O. Box 173673
    Denver, Colorado 80217-3673
    1-800-647-7374

                   Internet website: www.massmutual.com/mpv

                        Investment Objective and Policy

MassMutual Participation Investors, a closed-end investment company, had its initial public offering in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MasPrt" or "MassMuPrt" under the New York Stock Exchange listings. The trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on convertible issues. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust pays quarterly dividends from net investment income and intends to distribute substantially all of its net income to shareholders each year. All registered shareholders are automatically enrolled in Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Dividends are distributed in January, May, August, and November.

TO THE SHAREHOLDERS OF MASSMUTUAL PARTICIPATION INVESTORS:

The following is a report for the first nine months of 1998.

The financial markets experienced significant turmoil during the third quarter. Emerging market volatility and economic uncertainty caused high yield bonds, small cap stocks, and convertible securities to post one of the worst quarters on record. As tough as the markets were, the Trust experienced only a modest decline in value with net assets falling to $11.82 per share at September 30, 1998 from $12.21 per share at June 30, 1998. As a result, the total return of the Trust for the quarter was down 1.27%, but still up 6.77% year-to-date, as measured by change in net assets with reinvestment of dividends.

By comparison, the S&P Industrial Stock Index was down 7.78% for the quarter and up 9.56% year-to-date while the Lehman Government/Corporate Bond Index was up 4.95% for the quarter and up 9.33% year-to-date. However, the companies in which we invest are generally much smaller than those found in the S&P or Lehman Indices. Indices more representative of the type of companies in which we invest would be the Merrill Lynch High Yield Index, which posted a loss of 3.58% during the quarter, and the Russell 2000 Index, which declined 20.15% during the quarter. Year-to-date these indices were up 0.77% and down 16.21% respectively.

Net investment income for the third quarter was $2,086,535 or 22.5 cents per share compared to $2,186,277 or 23.6 cents per share a quarter ago. Part of the decline in net income was attributable to a one-time expense of 0.5 cents per share that the Trust incurred during the quarter. A quarterly dividend of $.24 per share was declared and is payable on November 12, 1998 to shareholders of record on October 30, 1998.

The Trust realized over $6.4 million in gains (or $0.69 per share) during the quarter. This brings our year-to-date capital gains to $10.0 million (or $1.08 per share.) Of the $1.08 per share, $.28 per share represents short-term capital gains which, if not offset, must be distributed to shareholders each year. However, given the recent market volatility, there can be no assurance that the entire amount of short-term gains will not be offset by short-term losses before year-end.

Of the $6.4 million in gains realized during the quarter, $5.1 million came from four of our private placement investments. Sequentia, Inc., a manufacturer and distributor of fiberglass reinforced panels, struggled initially, but ended up repaying its subordinated notes and partnership interests leaving the Trust with a realized gain of nearly $1.9 million. Unipac Corporation, a manufacturer of laminated materials that are used to seal a variety of packaging containers, repaid its senior notes and partnership interests leaving the Trust with a gain of $1.2 million. TAAC International Corporation, a leading domestic manufacturer of adhesives and sealants, also repaid its notes and preferred stock leaving the Trust with a realized gain of $0.7 million. And finally, an additional gain was realized from a sale that occurred in January 1998. We sold our warrants of Hein-Werner Corporation back to the company in January of 1998. At that time, we realized a gain on the sale. However, we also entered into an "option purchase agreement", which stated that if another company acquired more than 51% of the shares of Hein-Werner, there would be a price adjustment to the warrants we sold. This indeed did occur when Snap-On Inc. bought Hein-Werner, and the Trust received an additional $1.3 million.

Before the markets' volatility began to slow the flow of new private placement investments, we were able to add some new and old names to our private placement portfolio. The investment transactions included Diversco, Inc., Maloney Industries Inc., Merit Industries, Olympic Boat Centers and Sharp International. These investments have a weighted average coupon of over 11.79% on their fixed income components. (A brief description of these investments is provided in the Schedule of Investments.)

Our shareholders are probably aware of the global Year 2000 or "Y2K" issue. MassMutual has been addressing the Y2K issue since 1996 and it is one of the company's highest priorities. MassMutual's multi-year Project 2000 is currently estimated to cost slightly less than $90 million enterprise-wide. Code correction of all information technology department-supported applications is expected to be substantially complete by December 31, 1998. MassMutual's critical computer technology hardware and software is also expected to be "Year 2000 Compliant" according to MassMutual's standards by December 31, 1998. All business areas are expected to be "Year 2000 Compliant" by June 30, 1999. Testing will continue through 1999. MassMutual is currently identifying areas requiring Year 2000 contingency plans and the decision points to execute them. To address the issue of interdependency between the company and external entities, MassMutual is seeking assurances from vendors, service providers and governments to determine their Year 2000 readiness, and is verifying those assurances wherever possible.

Although we approach this period of market volatility with caution, we view it as an opportunity to prudently select portfolio companies. The Trustees and management appreciate the continued interest and support of the shareholders of MassMutual Participation Investors.

                                                       Sincerely,

                                                       /s/ Stuart H. Reese

                                                       Stuart H. Reese
                                                       President

STATEMENT OF ASSETS AND LIABILITIES          MASSMUTUAL PARTICIPATION INVESTORS
September 30, 1998 and 1997
(Unaudited)

                                                                                         1998                  1997
                                                                                    -------------         -------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
 Corporate restricted securities at fair value
  (Cost 1998 - $94,106,974; 1997 - $104,641,759)                                    $  93,448,773         $ 112,419,920
 Corporate public securities at market value
  (Cost 1998 - $34,146,001; 1997 - $15,648,992)                                        32,532,091            17,412,982
Short-term securities at cost plus earned discount which
 approximates market value                                                              2,936,366                    --
                                                                                    -------------         -------------
                                                                                      128,917,230           129,832,902
Cash                                                                                      262,815             2,296,531
Interest and dividends receivable, net                                                  2,567,653             2,420,697
Receivable for investments sold                                                         2,054,392             1,172,472
Other assets                                                                                4,043                 4,043
                                                                                    -------------         -------------
    Total assets                                                                    $ 133,806,133         $ 135,726,645
                                                                                    =============         =============

Liabilities:
Payable for investments purchased                                                   $   1,107,510         $   3,583,377
Management fee payable (Note 3)                                                           246,032               257,780
Note payable (Note 4A)                                                                 12,000,000            12,000,000
Revolving Credit Agreement (Note 4B)                                                   10,500,000             5,000,000
Interest payable (Notes 4A and 4B)                                                        248,899               197,140
Accrued expenses                                                                          108,787               119,289
                                                                                    -------------         -------------
    Total liabilities                                                                  24,211,228            21,157,586
                                                                                    -------------         -------------

Net Assets:
Shares of beneficial interest, par value $.01 per share;
 an unlimited number authorized                                                            92,724                92,167
Additional paid-in capital                                                             85,553,051            84,895,820
Retained net realized gain on investments, prior years                                 13,703,839             5,423,509
Undistributed net investment income (Note 2D)                                           2,497,586             2,208,865
Undistributed net realized gain on investments                                         10,019,816            12,406,547
Net unrealized appreciation (depreciation) of investments (Notes 2A, 2B and 5)         (2,272,111)            9,542,151
                                                                                    -------------         -------------
    Total net assets                                                                  109,594,905           114,569,059
                                                                                    -------------         -------------
    Total liabilities and net assets                                                $ 133,806,133         $ 135,726,645
                                                                                    =============         =============
Shares of beneficial interest issued and outstanding                                    9,272,411             9,216,665
                                                                                    =============         =============
Net asset value per share                                                           $       11.82         $       12.43
                                                                                    =============         =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                      MASSMUTUAL PARTICIPATION INVESTORS
For the nine months ended September 30, 1998 and 1997
(Unaudited)

                                                                                     1998                  1997
                                                                                 ------------          ------------
Investment Income (Note 2B):
Interest                                                                         $  8,336,117          $  7,306,936
Dividends                                                                             268,160               210,102
                                                                                 ------------          ------------
   Total income                                                                     8,604,277             7,517,038
                                                                                 ------------          ------------
Expenses:
Management fee (Note 3)                                                               750,503               725,742
Trustees' fees and expenses                                                            64,815                45,032
Transfer Agent/Registrar's expenses                                                    40,755                32,947
Custodian's fees                                                                        6,000                    --
Interest (Notes 4A and 4B)                                                          1,107,865               660,479
Reports to shareholders                                                                 9,000                10,000
Audit and legal                                                                        30,960                29,960
Other                                                                                  59,644                32,405
                                                                                 ------------          ------------
    Total expenses                                                                  2,069,542             1,536,565
                                                                                 ------------          ------------

Net investment income (1998 - $.70 per share; 1997 - $.65 per share)                6,534,735             5,980,473
                                                                                 ------------          ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                   10,023,855            12,368,092
Net change in unrealized appreciation/depreciation of investments                  (9,337,204)            2,845,468
                                                                                 ------------          ------------
    Net gain on investments                                                           686,651            15,213,560
                                                                                 ------------          ------------

Net increase in net assets resulting from operations                             $  7,221,386          $ 21,194,033
                                                                                 ============          ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                      MASSMUTUAL PARTICIPATION INVESTORS
For the nine months ended September 30, 1998 and 1997
(Unaudited)


                                                                                     1998                  1997
                                                                                --------------        --------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received                                                $  8,077,413          $  6,343,852
 Interest expense paid                                                            (1,081,787)             (634,279)
 Operating expenses paid                                                          (1,057,225)             (862,631)
 Federal income tax paid                                                          (4,438,637)           (2,606,720)
                                                                                ------------          ------------
    Net cash provided by operating activities                                      1,499,764             2,240,222
                                                                                ------------          ------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                                   (1,422,796)            5,012,546
 Purchase of portfolio securities                                                (53,498,018)          (70,732,435)
 Proceeds from disposition of portfolio securities                                60,997,589            68,341,950
                                                                                ------------          ------------
    Net cash provided by investing activities                                      6,076,775             2,622,061
                                                                                ------------          ------------

    Net cash provided by operating and investing activities                        7,576,539             4,862,283
                                                                                ------------          ------------

Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment of dividends                 657,788            (5,672,704)
 Cash dividends paid from net investment income                                   (6,289,638)           (1,884,962)
 Cash dividends paid from net realized gain on investments                        (1,744,715)            5,000,000
 Cash paid for issuance of debt                                                           --               (12,500)
                                                                                ------------          ------------
    Net cash used for financing activities                                        (7,376,565)           (2,570,166)
                                                                                ------------          ------------

Net increase in cash                                                                 199,974             2,292,117

Cash - beginning of year                                                              62,841                 4,414
                                                                                ------------          ------------
Cash - end of period                                                            $    262,815          $  2,296,531
                                                                                ============          ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                            $  7,221,386          $ 21,194,033
                                                                                ------------          ------------

 (Increase) decrease in investments                                                6,026,990           (19,126,391)
 Increase in interest and dividends receivable, net                                 (177,299)             (880,258)
 (Increase) decrease in receivable for investments sold                           (1,970,060)            2,797,630
 Increase in other assets                                                             (4,043)               (4,043)
 Increase in payable for investments purchased                                     1,007,510             3,448,377
 Increase in management fee payable                                                    7,182                39,184
 Increase in interest payable                                                         26,078                26,200
 Increase in amortized bond issuance costs                                                --                12,500
 Decrease in accrued expenses                                                       (102,566)              (38,229)
 Decrease in accrued taxes                                                        (4,458,639)           (2,606,720)
                                                                                ------------          ------------

    Total adjustments to net assets from operations                                  355,153           (16,331,750)
                                                                                ------------          ------------

    Net cash provided by operating and investing activities                     $  7,576,539          $  4,862,283
                                                                                ============          ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS            MASSMUTUAL PARTICIPATION INVESTORS
For the nine months ended September 30, 1998 and 1997
(Unaudited)


                                                                             1998                      1997
                                                                         --------------          --------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                                   $   6,534,735           $   5,980,473
 Net realized gain on investments                                           10,023,855              12,368,092
 Net change in unrealized appreciation/depreciation of investments          (9,337,204)              2,845,468
                                                                         -------------           -------------

Net increase in net assets resulting from operations                         7,221,386              21,194,033

Increase in receipts for shares issued on reinvestment of dividends            657,788                      --

Dividends to shareholders from:
 Net investment income (1998 - $.48 per share; 1997 - $.41 per share)       (4,439,854)             (3,778,833)
                                                                         -------------           -------------

    Total increase                                                           3,439,320              17,415,200

Net Assets, beginning of year                                              106,155,585              97,153,859
                                                                         -------------           -------------

Net Assets, end of period (including undistributed net investment
 income in 1998 - $2,497,586; 1997 - $2,208,865)                         $ 109,594,905           $ 114,569,059
                                                                         =============           =============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                      MASSMUTUAL PARTICIPATION INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:

                                                                                  For the
                                                                                nine months             For the
                                                                               ended 9/30/98           year ended
                                                                                (Unaudited)             12/31/97
                                                                               -------------           ----------
Net asset value:
 Beginning of year                                                               $    11.52            $    10.54
                                                                                 ----------            ----------
Net investment income                                                                   .71                   .87
Net realized and unrealized gain on investments                                         .07                  1.13
                                                                                 ----------            ----------
Total from investment operations                                                        .78                  2.00
                                                                                 ----------            ----------
Dividends from net investment income to common shareholders                            (.48)                 (.83)
Distributions from net realized gain on investments to common shareholders               --                  (.19)
                                                                                 ----------            ----------
Total distributions                                                                    (.48)                (1.02)
                                                                                 ----------            ----------

Net asset value:
 End of period                                                                   $    11.82            $    11.52
                                                                                 ==========            ==========
Per share market value:
 End of period                                                                   $    11.88            $    11.63
                                                                                 ==========            ==========

Total investment return:
 Market value                                                                          6.21%*               43.05%
 Net asset value                                                                       6.77%*               24.10%

Net assets (in millions):
 End of period                                                                   $   109.59            $   106.16

Ratio of operating expenses to average net assets                                       .88%*                1.12%

Ratio of interest expenses to average net assets                                       1.01%*                 .93%

Ratio of expenses to average net assets                                                1.89%*                2.05%

Ratio of net investment income to average net assets                                   5.96%*                7.59%

Portfolio turnover                                                                    42.34%*               70.88%

*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                      MASSMUTUAL PARTICIPATION INVESTORS
September 30, 1998
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                   Fair Value                   Fair Value
                                                           Principal    Acquisition    at Acquisition      Cost      at 9/30/98
Corporate Restricted Securities - 85.27%: (A)               Amount        Date            Date          (Note 2B)     (Note 2A)
                                                         -------------- -----------    --------------   ---------    ----------
Private Placement Investments - 72.40%

AccTech, LLC
A designer and marketer of specialized cleaning
products.
 Senior Floating Rate Revolving Credit Note             $     406,260     10/31/96     $  406,260     $  406,260     $  203,130
 due 2002
 Senior Secured Series A Floating Rate Note             $     357,694     10/31/96        352,333        357,695        178,847
 due 2002
 10.1% Senior Secured Series A Note due 2002            $     493,420     10/31/96        480,788        493,420        246,710
 12% Senior Secured Series B Note due 2004              $     549,000     10/31/96        577,603        503,822        274,500
 Membership Interests (B)                                      2 int.     10/31/96        131,756        114,271         16,469
 Warrant, exercisable until 2004, to purchase                  1 int.     10/31/96             --         54,900             --
 Membership Interests at $.01 per interest (B)
                                                                                       ----------     ----------     ----------
                                                                                        1,948,740      1,930,368        919,656
                                                                                       ----------     ----------     ----------
Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers.
 7% Redeemable Series B Preferred Stock                      873 shs.     10/31/97         85,047        845,135        844,712
 Warrant, exercisable until 2005, to purchase              3,222 shs.     10/31/97             32         12,495             32
 Class A Common Stock at $.01 per share (B)
                                                                                       ----------     ----------     ----------
                                                                                           85,079        857,630        844,744
                                                                                       ----------     ----------     ----------
Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients.
 14% Senior Secured Note due 1998                       $      83,333     11/23/93         81,633         83,333         83,883
                                                                                       ----------     ----------     ----------
Ardent Software, Inc.
A manufacturer and distributor of database
management software.
 Common Stock (B)                                         41,885 shs.     12/14/95        125,655        343,375        418,850
                                                                                       ----------     ----------     ----------
Associated Vintage Group, Inc.
A provider of custom wine production services
 in the United States.
 11% Senior Subordinated Note due 2005                  $   1,667,500     3/19/97       1,637,318      1,593,841      1,700,516
 Common Stock (B)                                         15,675 shs.     3/19/97          61,875         82,500         61,875
 Warrant, exercisable until 2005, to purchase             47,044 shs.     3/19/97          47,044         86,673         47,044
 common stock at $.01 per share (B)
                                                                                       ----------     ----------     ----------
                                                                                        1,746,237      1,763,014      1,809,435
                                                                                       ----------     ----------     ----------

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                              Shares, Units,
                                                               Warrants or                    Fair Value                  Fair Value
                                                                Principal    Acquisition    at Acquisition    Cost        at 9/30/98
Corporate Restricted Securities: (A) (Continued)                 Amount         Date             Date       (Note 2B)      (Note 2A)
                                                              -------------- -----------    --------------  ---------     ----------
Averstar, Inc.
A provider of software systems, services and
products to a variety of information technology
users.
 Senior Floating Rate Revolving Term Note                   $      626,106     8/31/95      $  626,106     $  621,980     $  626,106
 due 2002
 Senior Secured Floating Rate Note due 2001                 $    1,100,000     2/27/98       1,090,320      1,100,000      1,100,000
 13% Senior Subordinated Note due 2002                      $      399,659     8/31/95           4,068        363,697        422,240
 Class A Common Stock (B)                                       6,726 shs.     8/31/95           6,895          9,192         16,951
 Class B Common Stock (B)                                      18,600 shs.     8/31/95          19,087         25,418         46,872
 Class G Common Stock (B)                                      48,423 shs.     8/31/95           1,059         52,000        122,026
 Class A Common Stock of I E S Holdings (B)                     1,471 shs.     2/27/98              --             --             --
 Class B Common Stock of I E S Holdings (B)                     4,067 shs.     2/27/98              --             --             --
 Warrants of I E S Holdings (B)                                10,588 shs.     2/27/98              --             --             --
                                                                                            ----------     ----------     ----------
                                                                                             1,747,535      2,172,287      2,334,195
                                                                                            ----------     ----------     ----------

Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
 10.5% Senior Note due 1999                                 $      430,909     5/15/89         430,909        430,909        437,459
                                                                                            ----------     ----------     ----------

Beta Brands, Inc. - T.S.E
A manufacturer of hard candy and chocolate-
coated products sold primarily to the
Canadian market.
 Senior Secured Revolving Credit note  due 2005             $       23,239  12/23/97            23,239         23,239         23,239
 Senior Secured Tranche A Floating Rate                     $    1,147,000  12/23/97         1,136,906      1,147,000      1,137,939
 Note  due 2004
 14.75% Senior Secured Tranche B Note due 2005              $      332,255  12/23/97           345,545        332,255        345,545
 Limited Partnership Interests of CM Equity                   405,584 int.  12/22/97           324,467        405,584        324,467
 Partners (B)
 Warrant, exercisable until 2005, to purchase                 107,267 shs.  12/23/97             1,073             --          1,073
 common stock at $.81 per interest(B)
                                                                                            ----------     ----------     ----------
                                                                                             1,831,230      1,908,078      1,832,263
                                                                                            ----------     ----------     ----------

Boyle Leasing Technologies, Inc.
A leasing company specializing in the
leasing and rental of microticket business
equipment.
 12% Senior Subordinated Note due 2001                      $      600,000     8/16/94         539,832        572,544        621,600
                                                                                            ----------     ----------     ----------

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
 Senior Secured Floating Rate Revolving                     $      325,850     8/29/96         325,850        325,850        162,925
 Credit Facility due 2002
 Senior Secured Series A Floating Rate Term                 $    1,172,085     8/29/96       1,159,544      1,172,085        586,043
 Note due 2002
 12% Series B Term Note due 2004                            $      266,000     8/29/96         261,877        254,990        133,000
 Membership Interests (B)                                         133 int.     8/29/96         106,400         98,371         13,300
 Warrant, exercisable until 2004, to purchase                       8 int.     8/29/96              --         13,300             --
 Membership Interests at $.01 per interest (B)
                                                                                            ----------     ----------     ----------
                                                                                             1,853,671      1,864,596        895,268
                                                                                            ----------     ----------     ----------

--------------------------------------------------------------------------------
8

September 30, 1998
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                   Fair Value                      Fair Value
                                                           Principal    Acquisition   at  Acquisition        Cost       at 9/30/98
Corporate Restricted Securities: (A) (Continued)             Amount        Date            Date            (Note 2B)     (Note 2A)
                                                         -------------- -----------   ---------------      ---------    ----------
Cains Foods, L.P.
A producer of mayonnaise, sauce and
pickle products for both the retail
and food service markets.
 Senior Secured Floating Rate Revolving                   $    270,270      9/29/95       $  270,270      $  270,270      $  266,919
 Credit Note due 2000
 10% Senior Secured Term Note due 2004                    $    648,648      9/29/95          648,648         648,648         655,848
 11.5% Senior Subordinated Note due 2004                  $    472,975      9/29/95          447,855         454,613         483,191
 8% Junior Subordinated Convertible Note due 2004,        $     54,054      9/29/95           54,054          54,054          67,043
 convertible into partnership
 points at $1,388.89 per point
 Warrant, exercisable until 2006, to
 purchase partnership points at $.01                           19 pts.      9/29/95           25,130          25,130          31,428
 per point (B)
                                                                                          ----------      ----------      ----------
                                                                                           1,445,957       1,452,715       1,504,429
                                                                                          ----------      ----------      ----------

Capitol Vial, Inc.
A producer of plastic vial containers.
 19% Senior Subordinated Note due 2004                    $  1,829,997     12/30/97        1,791,567       1,829,997       1,806,939
 Common Stock (B)                                              33 shs.     12/30/97              131             164             131
                                                                                          ----------      ----------      ----------
                                                                                           1,791,698       1,830,161       1,807,070
                                                                                          ----------      ----------      ----------
Catalina Lighting, Inc. -  N.Y.S.E
A designer, importer and distributor
of residential and office lighting
fixtures.
 8% Convertible Subordinated Note due 2002,               $    375,000      3/31/94          355,012         375,000         338,700
 convertible into common stock at $7.31
 per share
                                                                                          ----------      ----------      ----------
                                                                                             355,012         375,000         338,700
                                                                                          ----------      ----------      ----------
Chaparral Resources, Inc. -  O.T.C
An international oil and gas exploration and
production company.
 Common Stock (B)                                           2,460 shs.      12/3/97            1,599           1,599           2,837
                                                                                          ----------      ----------      ----------
Cirrus Logic, Inc. - O.T.C
A designer and manufacturer of integrated
circuits.
 10.22% Secured Leverage Lease Notes due 2002             $    622,578      11/1/96          608,757         622,578         618,158
 10.14% Secured Leverage Lease Notes due 2004             $    660,580      11/1/96          641,093         660,580         653,117
                                                                                          ----------      ----------      ----------
                                                                                           1,249,850       1,283,158       1,271,275
                                                                                          ----------      ----------      ----------
Coast Distribution System, The - A.S.E
A wholesale distributor of recreational
vehicle and marine parts and accessories.
 11.2% Senior Subordinated Secured Note                   $    233,500      6/26/89          240,948         233,500         214,727
 due 1999                                                                                 ----------      ----------      ----------



--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)


                                                            Shares, Units,
                                                             Warrants or                   Fair Value                 Fair Value
                                                              Principal    Acquisition   at Acquisition    Cost       at 9/30/98
Corporate Restricted Securities:(A) (Continued)                Amount         Date            Date       (Note 2B)    (Note 2A)
                                                            -------------  -----------   --------------  ---------    ----------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
 Senior Secured Floating Rate Revolving                   $      73,055     12/8/95     $   73,055     $   73,055     $   72,361
 Credit Notes due 2000
 10.75% Senior Secured Term Note due 2003                 $     607,103     12/8/95        613,386        607,103        608,195
 12% Senior Subordinated Note due 2005                    $     400,287     12/8/95        401,929        381,836        398,206
 Common Stock (B)                                           92,280 shs.     12/8/95         69,210         92,280         69,210
 Warrant, exercisable until 2005, to purchase               69,210 shs.     12/8/95            692         25,426            692
 common stock at $.01 per share (B)                                                     ----------     ----------     ----------
                                                                                         1,158,272      1,179,700      1,148,664
                                                                                        ----------     ----------     ----------
Contico International, Inc.
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products.
 12% Senior Subordinated Note due 2003                    $     500,000     3/23/93        522,800        500,000        536,050
                                                                                        ----------     ----------     ----------
Control Devices, Inc. - O.T.C
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors.
 Common Stock (B)                                            96,666 shs.          *         14,562          8,737      1,056,076
                                                                                        ----------     ----------     ----------
Dealer Solutions Holdings, Inc.
A vertical application software company.
 Convertible Preferred Stock (B)                            111,111 shs.    5/12/98        250,000        250,000        200,000
 Warrant to purchase common stock at $.01                    21,556 shs.    5/12/98             --             --            216
 per share (B)
                                                                                        ----------     ----------     ----------
                                                                                           250,000        250,000        200,216
                                                                                        ----------     ----------     ----------
Discount Auto Parts
A retailer of auto parts.
 9.8% Senior Secured Note due 2003                        $     750,000     11/2/89        724,575        750,000        796,500
                                                                                        ----------     ----------     ----------
Diversco, Inc./DHI Holdings, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
 12% Senior Subordinated Note due 2006                    $   1,407,000     8/28/98      1,399,543      1,279,345      1,405,593
 Membership Interests of DHI Holdings, Inc. (B)               3,665 int.    8/27/98        293,196        366,495        293,196
 Warrant, exercisable to 2003 & 2006, to                      1,814 int.         **             18        201,654             18
 purchase Membership Interests at $.01 per
 interest (B)
                                                                                        ----------     ----------     ----------
                                                                                         1,692,757      1,847,494      1,698,807
                                                                                        ----------     ----------     ----------
Eagle Pacific Industries, Inc. - O.T.C
An extruder of small and medium diameter plastic
pipe and tubing in the United States.
 8% Redeemable Convertible Preferred Stock,                   1,700 shs.     5/9/97      1,692,860      1,700,000      1,749,980
 convertible into common stock at $4.26 per share                                       ----------     ----------     ----------


 *7/29/94 and 10/8/96.
**10/24/96 and 8/28/98.

--------------------------------------------------------------------------------
10

September 30, 1998
(Unaudited)


                                                     Shares, Units,
                                                      Warrants or                        Fair Value                   Fair Value
                                                       Principal       Acquisition     at Acquisition      Cost       at 9/30/98
Corporate Restricted Securities:  (A) (Continued)       Amount             Date             Date         (Note 2B)     (Note 2A)
                                                    --------------     -----------     --------------    ---------    ----------
Evans Consoles, Inc.
A designer and manufacturer of consoles
and control center systems.
 Senior Secured Tranche A Floating Rate             $     640,000         3/2/98          $  635,136    $  640,000    $  635,520
 Note due 2005
 8.85% Senior Secured Tranche A Note due 2005       $     640,000         3/2/98             596,096       640,000       606,592
 11.75% Senior Secured Tranche B Note due 2006      $     350,000         3/2/98             371,875       296,268       376,215
 Common Stock (B)                                     13,524 shs.              *              38,000        47,691        38,000
 Limited Partnership Interests of CM Equity              635 int.              *              50,820        63,525        50,820
 Partners (B)
 Warrant, exercisable until 2006, to purchase         17,391 shs.         3/2/98                 174        56,000           174
 common stock at $.01 per share (B)                                                       ----------    ----------    ----------
                                                                                           1,692,101     1,743,484     1,707,321
                                                                                          ----------    ----------    ----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels
for distilled spirits, wine, food and household
products.
 Common Stock (B)                                        270 shs.         4/28/95            609,908       135,000        13,867
 Warrant, exercisable until 2005, to purchase            190 shs.         4/28/95             49,116        85,226         9,750
 common stock at $.01 per share (B)
 Incentive Warrant, exercisable from 1998                 10 shs.         4/28/95              1,671         1,136           493
 until 2000, to purchase common stock at $.01
 per share (B)                                                                            ----------    ----------    ----------
                                                                                             660,695       221,362        24,110
                                                                                          ----------    ----------    ----------
Golden Bear Oil Specialties
A manufacturer of asphalt and specialty
lubricating and processing oils.
 17% Senior Subordinated Note due 2005              $   1,618,862         7/18/97          1,634,403     1,585,632     1,609,797
 12% Series A Convertible Preferred Stock                126 shs.         6/19/98            125,880       125,884       124,470
 12% Preferred Stock                                     156 shs.         7/18/97             15,746       155,556        81,000
 Common Stock (B)                                     10,400 shs.         7/18/97             43,369        38,920           104
 Warrant, exercisable until 2005, to purchase         11,670 shs.         7/18/97                117        35,010           117
 common stock at $.001 per share (B)
 Warrant, exercisable until 2010, to purchase          8,556 shs.         7/18/97                 86            --            86
 common stock at $.001 per share (B)
                                                                                          ----------    ----------    ----------
                                                                                           1,819,601     1,941,002     1,815,574
                                                                                          ----------    ----------    ----------
Grand Lyon Enterprises LLC
A manufacturer and marketer of Grand Lyon
Bordeaux Ketchup.
 Limited Liability Interests (B)                       1,102 int.         5/15/98            110,174       110,174        99,157
                                                                                          ----------    ----------    ----------
Hardy Oil & Gas PLC - L.S.E.
Engages in exploration and development
of oil and gas reserves.
 8.46% Senior Note due 2004                         $   1,500,000         1/11/95          1,452,150     1,500,000     1,564,950
                                                                                          ----------    ----------    ----------

*2/11/98 and 4/8/98.

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)



                                                            Shares, Units,
                                                             Warrants or                 Fair Value                    Fair Value
                                                              Principal   Acquisition  at Acquisition      Cost        at 9/30/98
Corporate Restricted Securities: (A) (Continued)               Amount        Date           Date         (Note 2B)      (Note 2A)
                                                            ------------- -----------  --------------   -----------   ------------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
 12.5% Senior Subordinated note due 2005                    $  1,313,100    4/18/97      $1,329,514     $1,174,139     $1,340,019
 Common Stock (B)                                            35,322 shs.    4/18/97         299,165        398,889        299,165
 Warrant, exercisable until 2005, to purchase                16,689 shs.    4/18/97           1,669        157,572          1,669
 common stock at $.01 per share (B)
                                                                                         ----------     ----------     ----------
                                                                                          1,630,348      1,730,600      1,640,853
                                                                                         ----------     ----------     ----------
Hatco Corporation
A specialty chemical company focused on the
production of industrial synthetic lubricants
and plasticizers.
 Senior Secured Floating Rate Term Loan due 2003            $  1,750,000    1/31/97       1,739,675      1,750,000      1,750,000
                                                                                         ----------     ----------     ----------
Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
 12.75% Senior Note due 1999                                $    375,000   11/18/93         371,288        372,572        383,850
                                                                                         ----------     ----------     ----------
Hudson River Capital, LLC
Acquires controlling or substantial interests
in manufacturing and marketing
entities.
 Series A Preferred Units (B)                                22,183 uts.    7/21/94         196,827        142,752        210,735
                                                                                         ----------     ----------     ----------
Hunton & Williams
A major law firm in Richmond, Virginia.
 9.84% Senior Secured Note due 2000                         $     90,875   12/21/90          89,356         90,875         93,547
                                                                                         ----------     ----------     ----------
Hussey Seating Company
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Revolving                     $    225,000    6/12/96         222,795        225,000        225,000
 Note due 2003
 Senior Secured Floating Rate Note due 2003                 $    337,500    6/12/96         334,159        337,500        337,500
 10% Senior Secured Note due 2003                           $    337,500    6/12/96         328,590        337,500        337,500
 12% Subordinated Secured Note due 2006                     $    675,000    6/12/96         663,660        579,939        739,800
 Warrant, exercisable until 2006, to purchase                 1,776 shs.    6/12/96              18        112,500        170,981
 common stock at $.01 per share (B)
                                                                                         ----------     ----------     ----------
                                                                                          1,549,222      1,592,439      1,810,781
                                                                                         ----------     ----------     ----------
Iron Mountain Inc. - O.T.C
A records management company.
 Common Stock (B)                                             1,768 shs.    6/26/98              --         33,795         47,736
                                                                                         ----------     ----------     ----------
J. Baker, Inc. - O.T.C
A wholesaler and retailer of shoes.
 12.21% Senior Subordinated Note due 1999                   $    300,000    6/21/89         299,220        300,000        281,070
 Warrant, exercisable until 1999, to purchase               $     27,355    6/21/89           2,736         73,285            274
 common stock at $18.80 per share (B)
                                                                                         ----------     ----------     ----------
                                                                                            301,956        373,285        281,344
                                                                                         ----------     ----------     ----------

--------------------------------------------------------------------------------
12

September 30, 1998
(Unaudited)


                                                           Shares, Units,
                                                            Warrants or                  Fair Value                    Fair Value
                                                             Principal   Acquisition   at Acquisition     Cost         at 9/30/98
Corporate Restricted Securities: (A) (Continued)              Amount        Date           Date         (Note 2B)      (Note 2A)
                                                           ------------- -----------   --------------  -----------    -----------
Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products.
 Common Stock (B)                                               217 shs.    8/16/95      $   21,702     $   21,702     $   89,065
 Warrant, exercisable until 2005, to purchase                   999 shs.    8/16/95          99,838         99,866        410,060
 common stock at $.01 per share (B)
                                                                                         ----------     ----------     ----------
                                                                                            121,540        121,568        499,125
                                                                                         ----------     ----------     ----------

Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare
markets.
 13% Senior Subordinated Note due 2004                      $  1,667,000    12/2/96       1,692,505      1,537,287      1,693,005
 Warrant, exercisable until 2004, to purchase                28,717 shs.    12/2/96          28,717        166,700         52,150
 common stock at $.01 per share (B)
                                                                                         ----------     ----------     ----------
                                                                                          1,721,222      1,703,987      1,745,155
                                                                                         ----------     ----------     ----------

Latin Communications Group
An operator of Spanish-language media in
North America.
 5% Subordinated Note due 2005                              $     23,297     2/4/98          16,308         16,758         16,739
 Common Stock (B)                                            44,918 shs.          *         319,444        413,242        449,180
                                                                                         ----------     ----------     ----------
                                                                                            335,752        430,000        465,919
                                                                                         ----------     ----------     ----------

Lloyd's Barbecue Company
A manufacturer and marketer of packaged
barbecue meats and related products.
 18% Senior Subordinated Note due 2006                      $    863,307    9/30/97         863,307        863,307        906,473
 Membership Interests of LFPI Mainstreet (B)                  9,362 uts.    9/30/97         936,250        936,372        842,625
                                                                                         ----------     ----------     ----------
                                                                                          1,799,557      1,799,679      1,749,098
                                                                                         ----------     ----------     ----------
Louis Dreyfus Natural Gas Corporation - A.S.E
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
 Warrant, exercisable until 2004, to purchase                51,671 shs.   12/27/91          24,857         19,356          5,167
 common stock at $17.81 per share (B)                                                    ----------     ----------     ----------

Maloney Industries, Inc.
Engineers and manufactures process systems
for the oil and gas industry.
 13% Subordinated Note due 2004                             $  1,012,500   10/26/95       1,189,125      1,012,500      1,100,486
 Limited Partnership Interests (B)                              284 uts.   10/20/95         253,125        338,915        285,071
 Limited Partnership Interests of APS Growth                    335 uts.    9/28/98         341,292        400,000        401,508
 LLC (B)
 Warrant, exercisable until 2004, to purchase                   148 uts.   10/26/95             148             --        148,908
 Limited Partnership Interests at $.01 per unit (B)
                                                                                         ----------     ----------     ----------
                                                                                          1,783,690      1,751,415      1,935,973
                                                                                         ----------     ----------     ----------

*2/14/95, 12/1/95, 2/27/96 and 2/4/98.

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)


                                                         Shares, Units,
                                                          Warrants or                  Fair Value                   Fair Value
                                                           Principal    Acquisition  at Acquisition     Cost        at 9/30/98
Corporate Restricted Securities: (A) (Continued)            Amount         Date           Date        (Note 2B)      (Note 2A)
                                                         -------------- -----------  --------------  ----------     -----------
Maxtec International Corp.
A manufacturer and distributor of remote
control operating systems for overhead
cranes.
 Senior Floating Rate Revolving Credit                  $     164,839    6/28/95      $  164,839     $  164,839     $  164,839
 Facility due 2001
 Common Stock (B)                                         38,462 shs.    6/28/95          96,059        115,386        103,848
 Warrant, exercisable from 1998 until 2005, to            19,795 shs.    6/28/95          49,325         85,714         19,795
 purchase common stock at $.01 per share (B)
                                                                                      ----------     ----------     ----------
                                                                                         310,223        365,939        288,482
                                                                                      ----------     ----------     ----------

Merit Industries, Inc.
A designer and manufacturer of coin-operated
video and dart games.
 12% Senior Sub Note due 2006                           $   1,258,146    8/19/98       1,234,619      1,165,858      1,240,155
 Limited Partnership Interest                            491,854 int.    8/12/98         442,668        463,772        442,668
 Warrants, exercisable until 2006, to purchase               927 int.    8/19/98               9         92,706              9
 Limited Partnership interests at $.01 per share (B)
                                                                                      ----------     ----------     ----------
                                                                                       1,677,296      1,722,336      1,682,832
                                                                                      ----------     ----------     ----------
MW Investors I LLC
A structured investment relying on Tenneco, Inc.,
whose business includes natural gas, auto parts
and packaging.
 Floating Rate Subordinated Note due 2007               $   1,685,250   12/29/97       1,685,250      1,685,250      1,687,778
 5.05% Membership Interest                                 2,590 int.   12/29/97          28,208         62,280         64,750
                                                                                      ----------     ----------     ----------
                                                                                       1,713,458      1,747,530      1,752,528
                                                                                      ----------     ----------     ----------
N2K, Inc. - O.T.C
A music entertainment company which uses the
internet as a global platform for the promoting
and merchandising of music and related merchandise.
 Warrant, exercisable until 2004, to purchase             13,889 shs.     8/6/97             139             --          1,389
 common stock at $12 per share (B)                                                    ----------     ----------     ----------
Nu Horizons Electronics Corp.- O.T.C
A distributor of high technology active and
passive electronic devices.
 8.25% Convertible Subordinated Note due                $     705,900    8/31/94         712,959        705,900        759,125
 2002, convertible into common stock at $9                                            ----------     ----------     ----------
 per share

Olympic Boat Centers, Inc.
An operator of boat dealerships in Washington
state and British Columbia.
 12% Senior Subordinated Note due 2006                  $   1,387,000     8/7/98       1,382,284      1,212,559      1,385,613
 Limited Partnership Interest (B)                        413,023 int.     8/7/98         371,721        369,193        371,721
 Warrant, exercisable until 2007, to purchase             12,896 int.     8/7/98             129        175,200            129
 Limited Partnership Interests at $.01 per
 interest (B)
                                                                                      ----------     ----------     ----------
                                                                                       1,754,134      1,756,952      1,757,463
                                                                                      ----------     ----------     ----------

--------------------------------------------------------------------------------
14

September 30, 1998
(Unaudited)


                                                    Shares, Units,
                                                     Warrants or                      Fair Value                   Fair Value
                                                      Principal       Acquisition    at Acquisition      Cost      at 9/30/98
Corporate Restricted Securities: (A) (Continued)       Amount            Date            Date         (Note 2B)     (Note 2A)
                                                    -------------     -----------    --------------   ---------    ----------
Pacific Coast Feather Company
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters.
 15.5% Senior Subordinated Note due 2004            $   1,750,000        6/27/97       $1,768,025     $1,750,000   $1,814,400
                                                                                       ----------     ----------   ----------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for
nuclear power plants and hazardous waste.
 14.5% Senior Subordinated Note due 2000            $     525,000         2/5/93          524,160        525,000      525,000
 8% Convertible Preferred Stock due 2001,             83,333 shs.         2/5/93          166,667        166,667      293,333
 convertible into common stock at $2 per share
 Common Stock (B)                                    133,333 shs.         2/5/93          333,333        333,333      469,333
                                                                                       ----------     ----------   ----------
                                                                                        1,024,160      1,025,000    1,287,666
                                                                                       ----------     ----------   ----------
Paribas Capital Funding LLC
A collateralized loan obligation managed by
the U.S. Merchant Banking Group of Banque Paribas.
 Subordinated Floating Rate Note due 2010           $   1,750,000              *        1,743,472      1,750,000    1,740,550
                                                                                       ----------     ----------   ----------
PG+E Gas Transmission
An owner and operator of a specialized petroleum
refinery and engages in petroleum product
marketing operations.
 10.58% Senior Note due 2000                        $     214,286       12/20/90          217,858        214,286      216,686
                                                                                       ----------     ----------   ----------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
 10.5% Senior Secured Note due 2005                 $     362,812       11/30/95          378,087        362,812      380,844
 10.5% Senior Secured Convertible Note due          $      97,500       11/30/95          102,668         97,500      111,832
 2005, convertible into common stock at
 $50,000 per share
 Common Stock                                              3 shs.       11/30/95          113,906        169,000      100,401
                                                                                       ----------     ----------   ----------
                                                                                          594,661        629,312      593,077
                                                                                       ----------     ----------   ----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
 10.64% Senior Subordinated Note due 2006           $   1,750,000       10/25/96        1,701,875      1,711,460    1,792,525
 Warrant, exercisable until 2006, to purchase             49 shs.       10/25/96           27,799         46,812       36,071
 common stock at $.01 per share (B)
                                                                                       ----------     ----------   ----------
                                                                                        1,729,674      1,758,272    1,828,596
                                                                                       ----------     ----------   ----------

*12/20/96, 3/20/97 and 6/20/97.

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                   Fair Value                 Fair Value
                                                       Principal     Acquisition  at Acquisition     Cost      at 9/30/98
Corporate Restricted Securities: (A) (Continued)        Amount           Date          Date       (Note 2B)     (Note 2A)
                                                     --------------  -----------  --------------  ---------    ----------
Playcore, Inc. - A.S.E
A manufacturer and distributor of home
playground equipment and accessories.
 12% Subordinated Note due 2005                       $   1,562,500      3/13/97      $1,292,500   $1,260,677   $1,415,156
 Limited Partnership Interests of Green Grass           40,774 uts.      3/13/97         146,786      208,866      128,438
 Capital II, LLC (B)
 Warrant, exercisable until 2005, to purchase           74,022 uts.      3/13/97         265,887      340,361      232,577
 Limited Partnership Interests of Green Grass
 Capital II, LLC at $.01 per unit (B)                                                 ----------   ----------   ----------
                                                                                       1,705,173    1,809,904    1,776,171
                                                                                      ----------   ----------   ----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls.
 Senior Secured Floating Rate Revolving               $     391,200      7/22/96         387,327      391,200      388,266
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note due 2003      $   1,304,000      7/22/96       1,291,221    1,304,000    1,295,524
 12% Senior Secured Term Note due 2004                $     244,500      7/22/96         241,273      204,052      254,256
 8% Preferred Stock                                        116 shs.      7/22/96         110,120      115,911       97,013
 Common Stock (B)                                          299 shs.      7/22/96          10,849       14,489        9,953
 Warrant, exercisable until 2004, to purchase              162 shs.      7/22/96               2       49,000        5,368
 common stock at $.01 per share (B)                                                   ----------   ----------   ----------
                                                                                       2,040,792    2,078,652    2,050,380
                                                                                      ----------   ----------   ----------
Process Chemicals, LLC
A specialty chemical company that manufactures
process chemicals for the fertilizers,
asphalt and concrete industries.
 6% Redeemable Preferred Membership Interests           10,000 int.      7/31/97         983,800      975,419    1,008,400
 Common Membership Interests                                 4 int.      7/31/97              11           12           11
                                                                                      ----------   ----------   ----------
                                                                                         983,811      975,431    1,008,411
                                                                                      ----------   ----------   ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare
products and specialty genetics sold to the
dairy and beef industries.
 11.67% Senior Secured Note due 2004                  $     400,000      8/12/94         394,720      400,000      280,000
 11.51% Junior Secured Note due 1999                  $     200,000      8/12/94         195,760      200,000      120,000
 9.8% Redeemable Exchangeable Preferred Stock            3,333 shs.      8/12/94         282,633      333,333       83,333
 Common Stock (B)                                          497 shs.      8/12/94               5           --           50
                                                                                      ----------   ----------   ----------
                                                                                         873,118      933,333      483,383
                                                                                      ----------   ----------   ----------
RailTex, Inc. - O.T.C
An operator of short-line railroads in the
Midwest, West and Canada.
 12% Senior Subordinated Note due 2002                $     750,000      2/16/93         799,575      750,000      814,650
 Common Stock (B)                                       17,750 shs.      2/16/93         170,400      170,400      198,135
                                                                                      ----------   ----------   ----------
                                                                                         969,975      920,400    1,012,785
                                                                                      ----------   ----------   ----------
Rent-Way, Inc. - O.T.C
Operates rent-to-own stores in Ohio,
Pennsylvania and New York.
 Warrant, exercisable until 2002, to purchase           10,000 shs.      7/18/95             100           --      143,247
 common stock at $9.94 per share (B)                                                  ----------   ----------   ----------

-----------------------------------
16

September 30, 1998
(Unaudited)


                                                 Shares, Units,
                                                  Warrants or                   Fair Value                Fair Value
                                                  Principal      Acquisition  at Acquisition    Cost      at 9/30/98
Corporate Restricted Securities:(A) (Continued)    Amount           Date           Date       (Note 2B)    (Note 2A)
                                                  ------------  ------------  --------------  ---------   ----------
Sharp International Corp.
A designer and distributor of wrist watches,
clocks, pens and mechanical pencils
 11% Subordinated Debenture due 2006             $   1,100,000      7/10/98    $1,054,130    $1,084,872    $1,055,230
 Warrants, exercisable until 2006, to purchase     17,764 shs.      7/10/98           178        15,086           178
 common stock at $.01 per share (B)
                                                                               ----------    ----------    ----------
                                                                                1,054,308     1,099,958     1,055,408
                                                                               ----------    ----------    ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking
appliances
 9.65% Senior Secured Note due 2004              $     338,059      5/27/94       338,059       338,059       343,941
 10.5% Subordinated Note due 2004                $     179,104      5/27/94       179,104       179,104       181,146
 Common Stock (B)                                   1,077 shs.      5/27/94        64,904        64,904        37,280
 Warrant, exercisable until 2004, to purchase         806 shs.      5/27/94             8            --        27,892
 common stock at $.01 per share (B)
                                                                               ----------    ----------    ----------
                                                                                  582,075       582,067       590,259
                                                                               ----------    ----------    ----------
Tidewater Holdings, Inc.
An operator of a barge transportation line
on the Columbia/Snake River system
 12.5% Senior Subordinated Note due 2006         $   1,190,000      7/25/96     1,194,046     1,169,717     1,237,600
 Convertible Preferred Stock, convertible into        560 shs.      7/25/96       504,000       560,000       374,704
 common stock at $1,000 per share (B)
 Warrant, exercisable until 2008, to purchase         237 shs.      7/25/96            21        24,103       158,498
 common stock at $.01 per share (B)
                                                                               ----------    ----------    ----------
                                                                                1,698,067     1,753,820     1,770,802
                                                                               ----------    ----------    ----------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company
 12.75% Senior Subordinated Debenture due 2000   $   1,200,000      3/28/91     1,274,280     1,187,357     1,241,040
 Common Stock (B)                                 203,165 shs.            *       314,108       598,597     2,396,087
 Warrant, exercisable until 2001, to purchase      74,606 shs.      3/28/91         7,461        42,000       651,586
 common stock at $3.60 per share (B)
                                                                               ----------    ----------    ----------
                                                                                1,595,849     1,827,954     4,288,713
                                                                               ----------    ----------    ----------
The Tranzonic Companies
A producer of commercial and industrial
supplies, such as safety products,
janitorial supplies, work apparel,
washroom and restroom supplies and
sanitary care products
 12.5% Senior Subordinated Note due 2006         $   1,356,000      2/4/98      1,381,086     1,180,317     1,391,798
 Common Stock (B)                                     315 shs.      2/4/98        283,500       315,000       283,500
 Warrants to purchase shares of class B               222 shs.      2/4/98              2       184,416             2
 common stock at .01 per share (B)
                                                                               ----------    ----------    ----------
                                                                                1,664,588     1,679,733     1,675,300
                                                                               ----------    ----------    ----------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.


--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)


                                                       Shares, Units,
                                                        Warrants or                    Fair Value                      Fair Value
                                                         Principal    Acquisition     at Acquisition      Cost         at 9/30/98
Corporate Restricted Securities: (A) (Continued)          Amount         Date              Date         (Note 2B)      (Note 2A)
                                                       -------------- -----------    ---------------  ------------    -----------
Trend Technologies, Inc.
A manufacturer and assembler of plastic injection
molded parts.
 12% Subordinated Note due 2005                        $   1,256,800    3/21/97      $    1,296,389   $  1,255,333   $ 1,256,800
 Limited Partnership Interests of Riverside V             2,680 uts.          *             327,880        295,558       327,881
 Holding Company L.P.
 Limited Partnership Interests of Riverside               5,734 uts.          *             742,789        632,012       568,811
 V-A Holding Company L.P.
 Warrant, exercisable until 2005, to purchase             1,565 uts.    3/21/97               1,565          1,565         1,565
 Limited Partnership Interests at $.01 per unit (B)
                                                                                     --------------   ------------    ----------
                                                                                          2,368,623      2,184,468     2,155,057
                                                                                     --------------   ------------    ----------
Tridex Corp. - O.T.C
A designer and manufacturer of point-of-sale
monitors and keyboards used by retailers and
restaurants.
 12% Senior Subordinated Note due 2005                 $   1,500,000    4/17/98              15,000      1,500,000     1,467,750
 Common Stock (B)                                        35,714 shs.    4/17/98             249,998        249,998       112,499
 Warrant, exercisable until 2005, to purchase            47,854 shs.    4/17/98                  --             --         4,785
 common stock at $7 per share (B)
                                                                                     --------------   ------------    ----------
                                                                                            264,998      1,749,998     1,585,034
                                                                                     --------------   ------------    ----------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the
North American window and door market.
 12.25% Senior Subordinated Note due 2006              $   1,338,000    6/23/97           1,367,168      1,165,159     1,391,520
 Limited Partnership Interests (B)                        4,123 uts.    6/17/97             371,070        412,331       371,070
 Warrant, exercisable until 2006, to purchase               630 uts.    6/23/97                   6        188,536             6
 Limited Partnership Interests at $.01 per
 unit (B)
                                                                                     --------------   ------------    ----------
                                                                                          1,738,244      1,766,026     1,762,596
                                                                                     --------------   ------------    ----------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries.
 11% Senior Secured Note due 2005                      $     722,300    5/3/95              798,719        722,300       751,048
 12% Subordinated Note due 2005                        $     326,200    5/3/95              367,008        312,052       346,522
 Common Stock (B)                                         2,457 shs.    5/3/95               81,376        195,720        13,091
 Warrant, exercisable until 2005, to purchase             1,398 shs.    5/3/95               46,291         17,971         7,437
 common stock at $.01 per share (B)
                                                                                     --------------   ------------    ----------
                                                                                          1,293,394      1,248,043     1,118,098
                                                                                     --------------   ------------    ----------
U.S. Silica Company
A producer of high grade industrial and
specialty ground silica sands in North America.
 Redeemable Preferred Stock Series A (B)                 20,999 shs.  12/19/96              145,826        194,435       145,825
 Convertible Preferred Stock Series B,                   41,998 shs.  12/19/96              291,655        388,865       291,651
 convertible into Series B common stock at
 $9.26 per share (B)
 Warrant, exercisable until 2005, to purchase             3,241 uts.  12/19/96                6,482             65         2,071
 Series A Preferred Stock and Series B
 Preferred Stock at $.01 per unit (B)
                                                                                     --------------   ------------    ----------
                                                                                            443,963        583,365       439,547
                                                                                     --------------   ------------    ----------
*3/21/97, 10/16/97 and 11/19/97.

--------------------------------------------------------------------------------
18

September 30, 1998
(Unaudited)


                                                  Shares, Units,
                                                   Warrants or                     Fair Value                       Fair Value
                                                    Principal     Acquisition    at  Acquisition       Cost         at 9/30/98
Corporate Restricted Securities:  (A) (Continued)     Amount         Date              Date          (Note 2B)      (Note 2A)
                                                  --------------  -----------    ---------------     ---------      ----------
US Airways Group - N.Y.S.E
A domestic and international airline.
10.8% Series A Secured Loan Certificates          $     378,528      6/29/94       $   321,749      $   346,846    $   395,411
due 2003                                                                           -----------      -----------    -----------

Victory Ventures, LLC
Acquires controlling or substantial
interests in other entities.
Series A Preferred Units (B)                         2,817 uts.      12/2/96             3,175           14,275          5,635
                                                                                   -----------      -----------    -----------

Vitex Packaging, Inc.
A manufacturer of specialty packaging,
primarily envelopes and tags used on tea
bags.
Senior Secured Floating Rate Revolving            $     400,238       1/2/98           397,036          400,238        397,396
Credit Facility due 2003
Senior Secured Floating Rate Term Note due 2005   $   1,092,000       1/2/98         1,083,373        1,092,000      1,084,356
12% Senior Secured Tranche B Note due 2007        $     336,000       1/2/98           339,394          310,800        341,074
Limited Partnership Interests of Riverside VI      161,891 int.     12/30/97             1,295          150,222        129,513
Holding Company L.P.
Warrant, exercisable until 2007, to purchase            44 shs.       1/2/98                --           25,201             --
common stock at $.01 per share (B)
                                                                                   -----------      -----------    -----------
                                                                                     1,821,098        1,978,461      1,952,339
                                                                                   -----------      -----------    -----------

Sub-Total Private Placement Investments                                            $73,600,581       77,724,804     79,344,449
                                                                                   ===========      ===========    ===========

                                                                                 Shares,
                                                                               Warrants or                          Market Value
                                                Interest          Due           Principal            Cost            at 9/30/98
Rule 144A Securities - 12.87%: (A)                Rate            Date           Amount            (Note 2B)          (Note 2A)
                                                --------        --------      ------------         ---------        ------------
Bonds - 9.42%
 ADV Accessory & AAS CAP                          9.750%        10/01/07      $    575,000           575,043           543,375
 Atlantic Coast Airlines Inc.                     8.750         01/01/07           723,299           724,284           738,170
 Bell Sports, Inc.                               11.000         08/15/08           350,000           350,000           336,000
 Brand Scaffold Services                         10.250         02/15/08           350,000           336,008           325,500
 Building Materials Corp.                         7.750         07/15/05           125,000           121,258           121,875
 Climachem, Inc.                                 10.750         12/01/07           100,000            96,011            96,000
 Cuddy International Corp.                       10.750         12/01/07           470,000           463,317           408,900
 Derby Cycle Corp.                               10.000         05/15/08           600,000           600,000           552,000
 Enserch Exploration, Inc.                        7.540         01/02/09           956,233           956,233           926,351
 Great Lakes Dredge & Dock Corp.                 11.250         08/15/08           350,000           350,000           343,000
 Grove Worldwide                                  9.250         05/01/08           140,000           121,830           121,800
 M J D Communications Inc.                       10.000         05/01/08           200,000           200,000           198,000
 M J D Communications Inc.                        9.500         05/01/08            75,000            75,000            74,250
 McLeodUSA Incorporated                           8.375         03/15/08           275,000           284,281           270,188
 Mediacom LLC                                     8.500         04/15/08           375,000           373,139           376,312
 Mrs. Fields Original Cookies, Inc.              10.125         12/01/04           700,000           679,339           658,000
 NE Restaurant Company, Inc.                     10.750         07/15/08           465,000           461,625           455,700
 Nortek Inc.                                      8.875         08/01/08           450,000           448,403           435,375
 Numatics Inc.                                    9.625         04/01/08           350,000           355,156           311,500
 Oxford Health Plans                             11.000         05/15/05            85,000            85,000            73,950
 Philipp Brothers Chemicals, Inc.                 9.875         06/01/08           100,000            96,002            95,000
 Renter's Choice, Inc.                           11.000         08/15/08           350,000           350,000           338,625
 T C W Leveraged Income Trust, LP                 8.410         03/31/04         1,500,000         1,500,000         1,500,000

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)


                                                                            Shares,
                                                                          Warrants or                 Market Value
                                               Interest        Due         Principal        Cost       at 9/30/98
Rule 144A Securities: (A) (Continued)            Rate          Date         Amount        (Note 2B)     (Note 2A)
                                               --------      --------    ------------   -----------   ------------
Bonds (Continued)
 Tenet Healthcare Corp.                          8.125%      12/01/08    $   400,000    $   405,000    $   405,000
 Tjiwi Kima Fin Mauritius LTD                   10.000       08/01/04        375,000        373,207        161,250
 Von Hoffman Press, Inc.                        10.375       05/15/07        455,000        458,950        455,000
                                                                         -----------    -----------    -----------
 Total Bonds                                                             $10,894,532     10,839,086     10,321,121
                                                                         ===========    ===========    ===========

Common Stock - 0.09%
 Energy Conversion Devices Inc.                                               17,500        231,875         99,531
                                                                                        -----------    -----------
Total Common Stock                                                                          231,875         99,531
                                                                                        -----------    -----------

Convertible Bonds - 2.31%
 Antec Corp.                                     4.500       05/15/03    $   150,000        150,000        133,500
 Arbor Software Corporation                      4.500       03/15/05        100,000        100,000         68,341
 Cymer Inc.                                      3.500       08/06/04        175,000        176,000        108,005
 Equity Corporation International                4.500       12/31/04        200,000        200,000        221,108
 Healthsouth Corporation                         3.250       04/01/03        750,000        750,000        571,110
 Key Energy Group                                5.000       09/15/04        500,000        500,000        312,350
 Mark IV Industries                              4.750       11/01/04        450,000        427,125        373,036
 Oak Industries                                  4.875       03/01/08        100,000        103,000         90,875
 Smartalk Teleservices                           5.750       09/15/04        150,000        150,000         74,625
 Sunbeam Corporation                             0.000       03/25/18      1,875,000        716,353        300,000
 Tel-Save                                        4.500       09/15/02        540,000        538,731        281,972
                                                                         -----------    -----------    -----------
 Total Convertible Bonds                                                 $ 4,990,000      3,811,209      2,534,922
                                                                         ===========    ===========    ===========

Convertible Preferred Stock - 1.04%
 D T Industries                                                               20,000      1,000,000        572,500
 Newell Financial Trust                                                       10,000        500,000        567,500
                                                                                        -----------    -----------
  Total Convertible Preferred Stock                                                       1,500,000      1,140,000
                                                                                        -----------    -----------

Warrants - 0.01%
 Energy Conversion Devices Inc.                                               17,500             --          8,750
                                                                                        -----------    -----------
  Total Warrants                                                                                 --          8,750
                                                                                        -----------    -----------
 Total Rule 144A Securities                                                              16,382,170     14,104,324
                                                                                        -----------    -----------
 Total Corporate Restricted Securities                                                   94,106,974     93,448,773
                                                                                        -----------    -----------

Corporate Public Securities: (A)

Bonds - 19.36%
 Advanced Micro Devices                         11.000       08/01/03    $    95,000        100,700         95,950
 AEP Industries, Inc.                            9.875       11/15/07        750,000        744,474        723,750
 Airplanes Pass Thru Trust                       8.150       03/15/19      1,482,000      1,488,421      1,692,874
 AMC Entertainment                               9.500       03/15/09         80,000         75,304         75,200
 Amphenol Corporation                            9.875       05/15/07        200,000        200,000        187,000
 Amtran, Inc.                                   10.500       08/01/04        500,000        500,000        500,000
 Anchor Advanced Products                       11.750       04/01/04        560,000        581,750        588,000
 Archibald Candy Corp.                          10.250       07/01/04        420,000        420,000        429,450
 Atlantic Express                               10.750       02/01/04        575,000        589,219        586,500
 Atlas Air, Inc.                                10.750       08/01/05      1,000,000      1,000,000      1,010,000
 Callon Petroleum Company                       10.125       09/15/02        250,000        248,810        244,375
 Canadian Airlines Corporation                  10.000       05/01/05        230,000        230,500        213,900
 Central Tractor Farm & Country, Inc.           10.625       04/01/07        300,000        293,250        291,000
 Continental Airlines, Inc.                     11.500       04/02/08        276,963        296,350        296,350

--------------------------------------------------------------------------------
20

September 30, 1998
(Unaudited)

                                                                           Shares,
                                                                          Warrant or                  Market Value
                                                 Interest      Due        Principal        Cost        at 9/30/98
Corporate Public Securities: (A) (Continued)       Rate        Date        Amount        (Note 2B)      (Note 2A)
                                                 --------    --------    -----------    -----------    -----------
Bonds (Continued)
 DecisionOne Corporation                          9.750%     08/01/07    $    75,000    $    75,000    $    48,750
 Florist Transworld Delivery, Inc.               14.000      12/15/01        375,000        385,688        397,500
 Fundy Cable LTD                                 11.000      11/15/05        515,000        543,625        540,750
 Gray Communications System, Inc.                10.625      10/01/06        150,000        158,250        157,500
 Hosiery Corporation of America                  13.750      08/01/02        500,000        496,042        525,000
 Indah Kiat Pulp & Paper Corporation             10.000      07/01/07        400,000        397,587        174,000
 International Wire Group, Inc.                  11.750      06/01/05        450,000        489,375        461,250
 Jordan Industries, Inc.                         10.375      08/01/07        300,000        300,000        286,500
 Jordan Telecom Products                          9.875      08/01/07      1,050,000      1,041,580        987,000
 Key Plastics, Inc.                              14.000      11/15/99        350,000        354,912        369,250
 Keystone Consolidated Ind. Inc.                  9.625      08/01/07         50,000         45,259         45,500
 Kitty Hawk Inc.                                  9.950      11/15/04        500,000        500,000        505,000
 Korea Development Bank                           7.250      05/15/06        450,000        415,607        337,504
 Loewen Group Inc.                                8.250      10/15/03         75,000         71,256         71,625
 Loewen Group Inc.                                8.250      04/15/03        100,000         93,778         95,500
 MCMS Inc.                                        9.750      03/01/08        500,000        500,000        280,000
 Morris Materials Handling                        9.500      04/01/08        300,000        300,000        216,000
 Neenah Corporation                              11.125      05/01/07        250,000        250,000        252,500
 Neff Corp.                                      10.250      06/01/08         70,000         69,563         70,000
 Nortek Inc.                                      9.125      09/01/07         70,000         67,904         68,250
 Northwest Airlines Corp.                         8.970      01/02/15        972,651        972,651      1,148,555
 Numatics Inc.                                    9.625      04/01/08        110,000        100,762         99,000
 Pillotex Corporation                             9.000      12/15/07         30,000         29,402         28,350
 Pillotex Corporation                            10.000      11/15/06         50,000         51,500         51,375
 Pohang Iron & Steel Company                      7.125      11/01/06        350,000        317,960        250,138
 Red Roof Inns, Inc.                              9.625      12/15/03        175,000        175,438        171,062
 Rogers Cantel Inc.                               8.300      10/01/07        750,000        748,129        723,750
 Rogers Cantel Inc.                               9.375      06/01/08        125,000        126,875        127,500
 Scotsman Group, Inc.                             8.625      12/15/07        140,000        139,743        135,800
 Scovill Fastener, Inc.                          11.250      11/30/07        350,000        350,000        315,000
 Sovereign Speciality Chemicals                   9.500      08/01/07        175,000        175,000        168,875
 Speedway Motorsports, Inc.                       8.500      08/15/07        225,000        224,447        230,625
 Sun Media Corporation                            9.500      05/15/07        200,000        208,500        196,000
 Sun Media Corporation                            9.500      02/15/07        100,000        100,500         99,500
 Telex Communications, Inc.                      10.500      05/01/07      1,250,000      1,261,250        975,000
 Therma-Wave, Inc.                               10.625      05/15/04        510,000        481,171        244,800
 Unicco Service Co.                               9.875      10/15/07        275,000        273,781        253,000
 United Refining Company                         10.750      06/15/07      1,400,000      1,400,000      1,120,000
 W R Carpenter North America                     10.625      06/15/07        550,000        556,374        541,750
 Wavetek Corporation                             10.125      06/15/07        110,000        110,000        101,200
 Williams Scotsman, Inc.                          9.875      06/01/07        585,000        584,464        573,300
 Windmere Durable Holdings, Inc.                 10.000      07/31/08        180,000        174,724        154,800
 Worldtex, Inc.                                   9.625      12/15/07        500,000        500,000        445,000
 Ziff-Davis Inc.                                  8.500      05/01/08        250,000        249,107        242,500
                                                                         -----------    -----------    -----------
 Total Bonds                                                             $22,611,614     22,635,982     21,220,608
                                                                         ===========    ===========    ===========

Common Stock - 7.12%
 A M R Corporation (B)                                                         2,600        188,953        144,138
 American Country Holdings Inc. (B)                                           54,000        188,722         84,375
 Benson Petroleum, LTD. (B)                                                  100,000         77,204         62,240
 BP Prudhoe Bay Royalty Trust                                                 13,190        187,570        123,655
 Budget Group, The (B)                                                        52,958      1,103,277      1,208,104
 Career Blazers, Inc. (B)                                                     45,000        247,500        298,125
 Central Rents, Inc. (B)                                                         930         33,722         27,900
 Collins & Aikman Corporation (B)                                             17,400        104,238        119,625
 Corporate Office Properties                                                  30,250        317,625        240,109
 Dura Automotive Systems Inc. (B)                                              3,560        116,590         92,115
 Excalibur Technologies Corp. (B)                                             10,000         98,656         73,750
 Florida Panthers Holdings, Inc. (B)                                          19,500        373,004        210,844

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                                                    Shares,
                                                                                  Warrants or                  Market Value
                                                      Interest        Due          Principal        Cost        at 9/30/98
Corporate Public Securities: (A) (Continued)            Rate          Date          Amount        (Note 2B)      (Note 2A)
                                                   -------------  -------------  -------------  -------------  -------------
Common Stock (Continued)
 Florist Transworld Delivery, Inc. (B)                                                   9,374  $      13,754  $      46,870
 General Chemical Group, Inc.                                                            4,400        112,772         83,050
 General Instrument Corp. (B)                                                            8,700        207,332        188,138
 Hardy Oil & Gas PLC                                                                   139,113        409,869        381,506
 Hosiery Corporation of America (B)                                                        500             --         25,000
 Irwin Naturals (B)                                                                      6,000         33,375         30,000
 LCS Industries, Inc.                                                                   15,000        234,356        198,750
 Marker International (B)                                                               23,250        145,312         23,250
 McLeodUSA Incorporated (B)                                                              5,777        224,742        126,372
 Midway Airlines Corp. (B)                                                              14,586        271,956        144,037
 N2K, Inc. (B)                                                                          12,836        337,006         92,259
 Oxford Health Plans (B)                                                                13,125        247,639        136,172
 Pathways Group Inc. (B)                                                                15,435        344,964        246,960
 Pool Energy Services Co. (B)                                                            2,600         21,005         23,725
 Princeton Video Image, Inc. (B)                                                        30,000        210,000        123,750
 Red Roof Inns, Inc. (B)                                                                19,200        272,607        322,800
 Rent-Way, Inc. (B)                                                                    100,603      1,000,000      2,477,349
 Republic Industries, Inc. (B)                                                          15,000        368,438        218,438
 Swiss Army Brands, Inc. (B)                                                            21,000        212,150        210,000
 TSR Inc. (B)                                                                            3,500         22,960         22,960
                                                                                                -------------  -------------
 Total Common Stock                                                                                 7,727,298      7,806,366
                                                                                                -------------  -------------
Convertible Bonds - 3.20%
 Advanced Micro Devices                                 6.000%       05/15/05    $     245,000        195,547        190,076
 Clear Channel Communications                           2.625        04/01/03          350,000        350,000        353,500
 Diamond Offshore Drilling                              3.750        02/15/07          450,000        448,484        423,248
 Dura Pharmaceuticals                                   3.500        07/15/02          315,000        319,219        215,948
 EMCOR Group, Inc.                                      5.750        04/01/05          300,000        300,000        247,500
 Family Golf Centers, Inc.                              5.750        10/15/04          340,000        328,970        314,500
 Hilton Hotels                                          5.000        05/15/06          695,000        695,000        600,021
 Kellstorm Industries, Inc.                             5.500        06/15/03          500,000        427,366        369,480
 Oak Industries                                         4.875        03/01/08          125,000        112,760        113,594
 Reptron Electronics Inc.                               6.750        08/01/04          100,000        100,000         59,750
 Savoy Pictures Entertainment                           7.000        07/01/03          650,000        505,375        617,500
                                                                                 -------------  -------------  -------------
 Total Convertible Bonds                                                         $   4,070,000      3,782,721      3,505,117
                                                                                 =============  =============  =============
 Total Corporate Public Securities                                                                 34,146,001     32,532,091
                                                                                                -------------  -------------
Short-Term Securities: (A)

Commercial Paper - 2.68%
 Humana, Inc.                                           5.913%       10/5/98     $     847,000        846,444        846,444
 IMC Global Inc.                                        5.906        10/1/98         1,625,000      1,625,000      1,625,000
 Indiana Michigan Power Company                         6.002        10/2/98           465,000        464,922        464,922
                                                                                 -------------  -------------  -------------
 Total Short-Term Securities                                                     $   2,937,000      2,936,366      2,936,366
                                                                                 =============  -------------  -------------
Total Investments - 117.63%                                                                      $131,189,341    128,917,230
                                                                                                =============  -------------
     Other Assets -   4.46                                                                                         4,888,903
     Liabilities  - (22.09)                                                                                      (24,211,228)
                    ------                                                                                     -------------
Total Net Assets  - 100.00%                                                                                     $109,594,905
                    ======                                                                                     =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.


--------------------------------------------------------------------------------
22

September 30, 1998
(Unaudited)

                                               INDUSTRY CLASSIFICATION

                                              Fair Value                                                        Fair Value
                                              at 9/30/98                                                        at 9/30/98
Corporate Restricted Securities:               (Note 2A)          Corporate Restricted Securities: (Continued)   (Note 2A)
                                              -----------                                                       -----------
AUTOMOBILE - 1.03%                                                DIVERSIFIED/CONGLOMERATE -
ADV Accessory & AAS CAP                        $   543,375        MANUFACTURING - 16.08%
Coast Distribution System, The                     214,726        Cymer Inc.                                     $   108,005
Mark IV Industries                                 373,036        D T Industries                                     572,500
                                               -----------        Eagle Pacific Industries, Inc.                   1,749,980
                                                 1,131,137        Energy Conversion Devices Inc.                     108,281
                                               -----------        Evans Consoles, Inc.                             1,707,321
BEVERAGE, FOOD & TOBACCO - 6.98%                                  Fleming Acquisition Corporation                     24,110
Associated Vintage Group, Inc.                   1,809,436        Golden Bear Oil Specialties                      1,815,574
Beta Brands, Inc.                                1,832,263        Grove Worldwide                                    121,800
Cains Foods, L.P.                                1,504,429        Hartzell Manufacturing, Inc.                     1,640,853
Grand Lyon Enterprises LLC                          99,157        Hudson River Capital, LLC                          210,735
Lloyd's Barbecue Company                         1,749,098        Hussey Seating Company                           1,810,781
Mrs. Fields Original Cookies, Inc.                 658,000        Jackson Products, Inc.                             499,125
                                               -----------        Kappler Safety Group, Inc.                       1,745,155
                                                 7,652,383        Maxtec International Corp.                         288,482
                                               -----------        Pacific Coast Feather Company                    1,814,400
BROADCASTING & ENTERTAINMENT - 0.77%                              PAR Acquisition Corp.                            1,287,666
Latin Communications Group                         465,919        The Tranzonic Companies                          1,675,300
Mediacom LLC                                       376,312        U.S. Silica Company                                439,547
                                               -----------                                                       -----------
                                                   842,231                                                        17,619,615
                                               -----------                                                       -----------
                                                                  DIVERSIFIED/CONGLOMERATE -
BUILDINGS & REAL ESTATE - 2.47%                                   SERVICE - 2.61%
Building Materials Corp.                           121,875        Ammirati & Puris, Inc.                              83,883
Highland Homes Holdings, Inc.                      383,850        Diversco, Inc./DHI Holdings, Inc.                1,698,807
Nortek Inc.                                        435,375        Great Lakes Dredge & Dock Corp.                    343,000
Truseal Technologies, Inc.                       1,762,596        Hunton & Williams                                   93,547
                                               -----------        Iron Mountain Inc.                                  47,736
                                                 2,703,696        Pharmaceutical Buyers, Inc.                        593,077
                                               -----------                                                       -----------
CARGO TRANSPORT - 2.54%                                                                                            2,860,050
RailTex, Inc.                                    1,012,785                                                       -----------
Tidewater Holdings, Inc.                         1,770,802        ELECTRONICS - 8.89%
                                               -----------        Arbor Software Corporation                          68,341
                                                 2,783,587        Ardent Software, Inc.                              418,850
                                               -----------        Averstar, Inc.                                   2,334,195
CHEMICAL, PLASTICS & RUBBER - 6.92%                               Cirrus Logic, Inc.                               1,271,275
AccTech, LLC                                       919,656        Control Devices, Inc.                            1,056,076
Contico International, Inc.                        536,050        Dealer Solutions Holdings, Inc.                    200,216
Hatco Corporation                                1,750,000        Nu Horizons Electronics Corp.                      759,125
Philipp Brothers Chemicals, Inc.                    95,000        Precision Dynamics, Inc.                         2,050,380
Process Chemicals, LLC                           1,008,411        Tridex Corp.                                     1,585,034
Trend Technologies, Inc.                         2,155,057                                                       -----------
U.S. Netting, Inc.                               1,118,098                                                         9,743,492
                                               -----------                                                       -----------
                                                 7,582,272        FARMING & AGRICULTURE - 0.81%
                                               -----------        Cuddy International Corp.                          408,900
CONSUMER PRODUCTS - 2.53%                                         Protein Genetics, Inc.                             483,383
Consumer Product Enterprises, Inc.               1,148,664                                                       -----------
Newell Financial Trust                             567,500                                                           892,283
Sharp International Corp.                        1,055,408                                                       -----------
                                               -----------        FINANCE - 3.75%
                                                 2,771,572        Boyle Leasing Technologies, Inc.                   621,600
                                               -----------        MW Investors I LLC                               1,752,528
CONTAINERS, PACKAGING &                                           Paribas Capital Funding LLC                      1,740,550
GLASS - 5.92%                                                                                                    -----------
C&K Manufacturing and Sales Company                895,268                                                         4,114,678
Capitol Vial, Inc.                               1,807,070                                                       -----------
Plastipak Packaging, Inc.                        1,828,596
Vitex Packaging, Inc.                            1,952,339
                                               -----------
                                                 6,483,273
                                               -----------



--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                     INDUSTRY CLASSIFICATION (Continued)

                                                         Fair Value                                                     Fair Value
                                                         at 9/30/98                                                     at 9/30/98
Corporate Restricted Securities: (Continued)              (Note 2A)     Corporate Restricted Securities: (Continued)     (Note 2A)
                                                         ----------                                                     ----------
HEALTHCARE, EDUCATION  &                                                OIL AND GAS - 7.60%
CHILDCARE - 1.36%                                                       Chaparral Resources, Inc.                      $       2,837
Berkshire Medical Center, Inc.                         $     437,459    Hardy Oil & Gas PLC                                1,564,950
Healthsouth Corporation                                      571,110    Key Energy Group                                     312,350
Oxford Health Plans                                           73,950    Louis Dreyfus Natural Gas Corporation                  5,167
Tenet Healthcare                                             405,000    Maloney Industries, Inc.                           1,935,973
                                                       -------------    PG+E Gas Transmission                                216,686
                                                           1,487,519    TransMontaigne Oil Company                         4,288,713
                                                       -------------                                                   -------------
                                                                                                                           8,326,676
HOME & OFFICE FURNISHINGS,                                                                                             -------------
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 1.12%                                               PERSONAL TRANSPORTATION - 1.03%
Catalina Lighting, Inc.                                      338,700    Atlantic Coast Airlines Inc.                         738,170
Star International Holdings, Inc.                            590,259    US Airways Group                                     395,411
Sunbeam orporation                                           300,000                                                   -------------
                                                       -------------                                                       1,133,581
                                                           1,228,959                                                   -------------
                                                       -------------
                                                                        PRINTING & PUBLISHING - 0.42%
HOTELS, MOTELS, INNS &                                                  Von Hoffman Press, Inc.                              455,000
GAMING - 0.42%                                                                                                         -------------
NE Restaurant Company, Inc.                                  455,700
                                                       -------------    RETAIL STORES - 1.42%
                                                                        Discount Auto Parts                                  796,500
LEISURE, AMUSEMENT,                                                     J. Baker, Inc.                                       281,344
ENTERTAINMENT - 6.34%                                                   Rent-Way, Inc.                                       143,247
Adventure Entertainment Corporation                          844,744    Renter's Choice, Inc.                                338,625
Bell Sports, Inc.                                            336,000                                                   -------------
Derby Cycle Corp.                                            552,000                                                       1,559,716
Merit Industries, Inc.                                     1,682,832                                                   -------------
N2K, Inc.                                                      1,389
Olympic Boat Centers, Inc.                                 1,757,463    TELECOMMUNICATIONS - 1.03%
Playcore, Inc.                                             1,776,171    Antec Corp.                                          133,500
                                                       -------------    M J D Communications Inc.                            272,250
                                                           6,950,599    McLeodUSA Incorporated                               270,188
                                                       -------------    Oak Industries                                        90,875
                                                                        Smartalk Teleservices                                 74,625
MACHINERY - 0.28%                                                       Tel-Save                                             281,972
Numatics Inc.                                                311,500                                                   -------------
                                                       -------------                                                       1,123,410
                                                                                                                       -------------
MISCELLANEOUS - 2.95%                                                   Total Corporate Restricted
Brand Scaffold Services                                      325,500    Securities - 85.27%                            $  93,448,773
Climachem, Inc.                                               96,000                                                   =============
Enserch Exploration, Inc.                                    926,351
Equity Corporation International                             221,108
T C W Leveraged Income Trust, LP                           1,500,000
Tjiwi Kima Fin Mauritius LTD                                 161,250
Victory Ventures, LLC                                          5,635
                                                       -------------
                                                           3,235,844
                                                       -------------


--------------------------------------------------------------------------------
24

NOTES TO FINANCIAL STATEMENTS                MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. History

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than

--------------------------------------------------------------------------------
   as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $93,448,773 (85.27% of net assets) as of September 30, 1998 ($112,419,920 at September 30, 1997) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 1998, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Investment Advisory and Administrative Services Fee

   Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.


--------------------------------------------------------------------------------
26

   For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

4. Senior Secured Indebtedness:

   A. Note Payable

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended September 30, 1998 and 1997, the Trust incurred total interest expense on the Note of $207,900.

   B. Revolving Credit Agreement

   The Fund entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the one, two, three or six-month Eurodollar rate plus a margin of .40 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Fund also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

   As of September 30, 1998, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 6.15%. For the period ended September 30, 1998, the Fund incurred total interest expense on the Revolver of $486,475, including $6,181 related to the undrawn portion.

5. Purchases and Sales of Investments


                                          For the                     For the
                                        nine months                 nine months
                                       ended 9/30/98               ended 9/30/97
                                      --------------              --------------
                                             Cost of Investments Acquired
                                            ------------------------------
Corporate restricted securities       $   34,281,262             $    60,701,631
Corporate public securities               16,513,719                  13,671,382
Short-term securities                    219,959,351                 168,830,059

                                            Proceeds from Sales or Maturities
                                           -----------------------------------
Corporate restricted securities       $   35,870,821             $    41,028,759
Corporate public securities               23,174,449                  24,521,685
Short-term securities                    218,473,555                 173,842,605

The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of September 30, 1998. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 1998 is $2,272,111 and consists of $10,309,059 appreciation and $12,581,170 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1997 was $9,542,151 and consisted of $14,259,894 appreciation and $4,717,743 depreciation.

--------------------------------------------------------------------------------
                                                                              27

6. Quarterly Results of Investment Operations

                                                                     Per                   Per
                                                        Amount      Share     Amount      Share
                                                      ---------   ---------  --------   ----------
                                                          March 31, 1998         March 31, 1997
                                                     ----------------------  ---------------------
Investment income                                    $2,934,166              $2,398,479
Net investment income                                 2,261,923      $ .24    1,923,676      $ .21
Net realized and unrealized gain on investments       2,420,485        .26    1,504,885        .16
                                                          June 30, 1998           June 30, 1997
                                                     ----------------------  ---------------------
Investment income                                     2,869,889                2,461,213
Net investment income                                 2,186,277        .24     1,959,604       .21
Net realized and unrealized gain on investments       1,793,007        .19     6,702,154       .73
                                                       September 30, 1998      September 30, 1997
                                                     ----------------------  ---------------------
Investment income                                     2,800,222                2,657,346
Net investment income                                 2,086,535        .23     2,097,193       .23
Net realized and unrealized gain (loss) on
investments                                          (3,526,841)      (.38)    7,006,521       .76

--------------------------------------------------------------------------------
28

      Trustees

Donald E. Benson*
Marshall D. Butler
Milton Cooper
Richard G. Dooley
Donald Glickman
Martin T. Hart*
Jack A. Laughery
Corine T. Norgaard
Gary E. Wendlandt

*Member of the Audit Committee

[LOGO APPEARS HERE]

                Officers

Gary E. Wendlandt,       Chairman
Richard G. Dooley,       Vice Chairman
Stuart H. Reese,         President
Robert E. Joyal,         Senior Vice
                         President

Charles C. McCobb, Jr.,  Vice President &
                         Chief Financial
                         Officer

Stephen L. Kuhn,         Vice President &
                         Secretary

Michael P. Hermsen,      Vice President
William N. Holm,         Vice President
Mary Wilson Kibbe,       Vice President
Michael L. Klofas,       Vice President
John B. Joyce,           Vice President
Richard C. Morrison,     Vice President
Clifford M. Noreen,      Vice President
Mark B. Ackerman,        Treasurer
Victoria Fortier,        Comptroller

                  Dividend Reinvestment and Cash Purchase Plan

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.